Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	As detailed below, Barclays' Chief Security
Office and Chief Information Security
Office operate controls aimed at
mitigating cybersecurity-related risks and
understanding internal and external
threats.
Barclays deploys controls designed to
protect its sensitive information and the
data that has been entrusted to us by
customers and clients, in line with our
Standards, taking into account findings
from internal and external reviews of our
controls.
Barclays seeks to protect the security of
data we share with third parties, including
by conducting remote and on-site
inspections with certain suppliers to review
their controls against contractual
obligations and industry standards. A Third
Party Service Provider Framework is in
place which sets out control requirements
for business units to manage the
operational, reputational, conduct and
legal risks to Barclays through its supply
chain.
In operating under a hybrid working model,
we have continued to educate colleagues
on cybersecurity risks in order to help
minimise risks related to remote working,
such as data exploitation or leakage.
Barclays works with industry bodies and
cybersecurity vendors to learn from risk
events in other organisations. Our teams
use such intelligence to simulate plausible
cybersecurity and data compromise
scenarios that allow us to exercise, review
and improve our response and recovery
plans in preparation for evolving threats.
Operational resilience
Customers and clients have increased
expectations for us to be ‘Always On’. The
interconnectivity of the financial sector
means the stability and resilience of our
systems, workforce and the continued
provision of third-party services, all have a
direct impact on the quality of our service.
Resilience and security is a focus for the
Board. Barclays continues to strengthen its
resilience posture and is focused on its
ability to recover from a range of ‘severe
but plausible’ scenarios which could cause
detriment to its customers and clients and
the broader financial market. To enable this,
we define Group-wide business services
and their interdependencies across the
Group, including technology, third-party
services and our workforce. Recovery plans
and business response plans have been
developed for a range of different
disruption events, such as cyber or data
integrity disruptions, or technology failures.
These recovery plans are reviewed and
validated through regular testing which
supports our aim to reduce the volume and
impact of operational incidents year on
year. We also conduct regular assurance on
third parties to assess their capability.
Operational resilience is delivered through
an established and robust Operational
Resilience Framework underpinned by a
Policy, Standards, methodologies and
procedures. These are integrated with
Barclays’ Enterprise Risk Management
Framework (ERMF) and set the tone from
the top. The Standards are embedded
within the Barclays Controls Framework
and provide a consistent approach across
the firm.
The Operational Recovery Planning Policy
and Standards drive the identification of
the business services that are most
important to Barclays, its customers,
clients and the markets in which Barclays
operates. The Standards also define
requirements for setting recovery targets,
mapping of dependencies, planning and
testing.
Resilience and security is the responsibility
of everyone within the Group. All
permanent employees are required to
complete annual mandatory training on
these topics.
Engaging external security consultants to
conduct penetration tests, attack
simulations and other reviews to
independently benchmark Barclays’
cybersecurity capabilities is an important
part of our cybersecurity programme that
allows us to identify and remediate
cybersecurity weaknesses. In 2024,
Barclays’ Group CISO and Group Chief
Information Officer briefed the Board Risk
Committee on plans to address the
findings of penetration testing and
cybersecurity assessments and remediate
identified weaknesses.
Barclays also partners with third-party
security providers on certain activities
such as cyber recovery, software
vulnerability scanning, penetration testing,
distributed denial of service (DDoS) attack
prevention, phishing simulations, third-
party risk management, incident response,
intelligence, fraud prevention, and industry
benchmarking.
An important part of Barclays’
cybersecurity environment is its Joint
Operations Centres (JOCs), which operate
24x7x365 from three globally strategic
locations, linking Barclays’ security
professionals and incident response
managers with control functions and
business unit representatives. The JOCs
deliver security responsiveness by uniting
core security functions and providing a
central information and coordination point
for security incident management and
escalation, based on defined severity
levels. During live incidents, the Barclays
Crisis Management Team monitors the
response by Incident Management Teams,
Resilience Leads, and others, and has
discretion to invoke one or more Barclays
Crisis Leadership Teams (CLTs). CLTs are
business-led teams at entity, business
unit, and regional levels that provide
strategic leadership in a crisis, maintain
incident management oversight, and
coordinate key decision making.
To manage security risk from Barclays’
third-party suppliers, many of which
perform critical services for Barclays'
businesses and handle sensitive Barclays
data, we have a set of contractual
Information and Cyber Security Supplier
Control Obligations that are based on
requirements in our internal Standards.
Using our dedicated Third Party Security
Management team’s capabilities, as well as
third-party tooling, we conduct assurance
over our third and fourth parties against
those obligations. Activity is structured on
a risk-based approach that prioritises
suppliers that underpin our most
important business services. Identified
issues are managed formally, but we also
engage proactively with third-party
suppliers to help them strengthen their
security and resilience posture. To
recognise the risk presented by third-party
suppliers, which are increasingly targeted
by threat actors, we regularly alert third-
party suppliers where we anticipate that
they may be more vulnerable and should
take preventative action.
Notwithstanding such third-party risk
management efforts, Barclays does not
have direct control over the cybersecurity
of the systems of its third and fourth
parties, limiting the Group’s ability to
effectively protect and defend against
certain threats.
Certifications
Barclays holds three ISO27001
certifications (i.e., the international
standard on how to manage information
security), Cyber Essentials/Cyber
Essentials Plus Certification, and a UK
certification for Digital Banking.
Training
Barclays requires colleagues to complete
mandatory information security training at
least annually. Topics covered include
incident reporting procedures, protecting
sensitive data, device security, data
leakage prevention, social engineering
awareness, and password management.
Consequences of non-completion may
include disciplinary action and impact to
compensation.
Barclays performs a number of key
activities related to identifying,
investigating, responding to and
containing phishing, including an
operational process that provides
education and awareness through phishing
simulation exercises, and management
interventions for employees who
demonstrate susceptibility to phishing
lures. To report suspected phishing to
Barclays' JOCs for further investigation,
colleagues have a reporting tool integrated
into their email account and receive
feedback on whether the reported email
was suspect or genuine. Barclays uses
metrics to continually refine its phishing
education and training.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	As detailed below, Barclays' Chief Security
Office and Chief Information Security
Office operate controls aimed at
mitigating cybersecurity-related risks and
understanding internal and external
threats.
Barclays deploys controls designed to
protect its sensitive information and the
data that has been entrusted to us by
customers and clients, in line with our
Standards, taking into account findings
from internal and external reviews of our
controls.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Chief Security Office and Chief
Information Security Office
Barclays' Chief Security Office and Chief
Information Security Office exist to keep
the bank, its customers, clients, and
colleagues safe and secure, and to support
the resilience of our operations. They
support Barclays' ability to operate in a
protected and secure environment, and
actively promote a culture of security as
everyone's responsibility.
The Group Chief Security Officer and
Group Chief Information Security Officer
(CISO) head Barclays' Chief Security Office
and Chief Information Security Office,
respectively.  The Group Chief Security
Office is responsible for physical security,
threat intelligence, crisis management, and
investigations and liaising with law
enforcement, among other areas.
Barclays' Group Chief Security Officer
combines 10 years of law enforcement
experience with over 20 years of
experience in senior leadership roles
managing security at global financial
institutions, and is supported by a
leadership team with expertise in threat
intelligence, investigations, security
transformation, and crisis management, as
well as other teams of subject matter
experts and analysts.
In 2024, Barclays’ Group CISO was
elevated to report directly to the Group
Chief Information Officer (a member of the
Group Executive Committee), to leverage
the strategic and operational benefits of
aligning cybersecurity and technology. The
Group Chief Information Officer reports to
the Chief Operating Officer, and also sits
on the Group Executive Committee.
Barclays’ Group CISO is responsible for
assessing and managing Barclays’ material
risks from cybersecurity threats. The
Group CISO is responsible for areas that,
among others, include cybersecurity
operations; internal penetration testing;
third-party security management;
cryptography; vulnerability management;
governance, risk, and compliance; cyber
threat intelligence; and identity access
management. The Group CISO has more
than 20 years of experience managing
cybersecurity for global financial
institutions, including responsibility for
cybersecurity fusion centres, cyber
intelligence, security engineering and
architecture, security operations, and
network services. The Group CISO is
supported by a team of CISOs for
individual business units and jurisdictions.
Chief Information Security Office leaders
manage Barclays’ cybersecurity activities
and are accountable for the day-to-day
monitoring of residual risk, identification of
gaps, oversight of remedial actions and
implementation of strategy. The Group
CISO and supporting leadership team
collectively have advanced degrees and
senior level experience managing
cybersecurity risks in a variety of sectors,
including those that represent critical
national infrastructure, such as
telecommunications and financial
institutions. They are supported by teams
of subject matter experts and analysts in a
variety of specialisations, such as
penetration testing, cyber-forensic
investigations, security engineering, and
vulnerability management.
Supporting the delivery of Barclays’ cyber
and information security strategy are
multiple management committees,
forums, and councils, including Cyber
Control Councils for each of the 11
Standards supporting the Group
Information and Cybersecurity Policy.
These Cyber Control Standards Councils
feed into the Cybersecurity Horizontal
Controls Forum, the Group Controls
Committee, the Group Risk Committee,
and ultimately the Board Risk Committee.
In addition, the Group COO holds
standalone business reviews that include
management updates on the status of
cybersecurity across the Group, and a
standalone COO Controls Forum that also
escalates to the Group Controls
Committee. Barclays’ Operational Risk and
Internal Audit functions provide
independent views of cyber risk
management from second and third line of
defence perspectives.
Barclays assesses its cybersecurity
activities against the industry-recognised
National Institute of Standards and
Technology (NIST) Cybersecurity
Framework. Under Barclays' Enterprise
Risk Management Framework, there is an
Information and Cyber Security Policy
supported by 11 Standards which define
the minimum requirements for
cybersecurity matters across the Barclays
Group.
The Policy leverages key risk indicators
defined in the Standards to integrate
cybersecurity risk management into the
Group’s Enterprise Risk Management
Framework. The Standards cover the
following topics: Cryptography, Network
Security, Security Configuration, Data Loss
Prevention, Vulnerability Management,
Data Security, Incident Response & Threat
Intelligence, Threat Management,
Governance, Identity & Access
Management, and Application Security.
The Group CISO approves and is
accountable for the Information and Cyber
Security Policy and associated Standards.
As part of our programme, we periodically
assess our performance against these
Standards and identify areas for
improvement and remediation.
The Board Risk Committee, within its
oversight of Operational Risk as a Principal
Risk, is responsible for overseeing risks
arising from cybersecurity threats. In 2024,
the Group Chief Security Officer and
Group CISO provided updates to the
Board Risk Committee about
cybersecurity risks facing the Group. Such
updates addressed topics that included
the cybersecurity threat environment and
ransomware attack preparedness,
measurement of Barclays' risk and control
posture, cybersecurity incident trends and
Barclays' response, plans to improve
Barclays' ability to recover from a material
cyberattack scenario, Barclays’
vulnerability management, privileged
access to Barclays' systems, regulatory
developments, and risks and opportunities
related to emerging technology and
artificial intelligence.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board Risk Committee, within its oversight of Operational Risk as a Principal Risk, is responsible for overseeing risks arising from cybersecurity threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	In 2024,
the Group Chief Security Officer and
Group CISO provided updates to the
Board Risk Committee about
cybersecurity risks facing the Group. Such
updates addressed topics that included
the cybersecurity threat environment and
ransomware attack preparedness,
measurement of Barclays' risk and control
posture, cybersecurity incident trends and
Barclays' response, plans to improve
Barclays' ability to recover from a material
cyberattack scenario, Barclays’
vulnerability management, privileged
access to Barclays' systems, regulatory
developments, and risks and opportunities
related to emerging technology and
artificial intelligence.
Cybersecurity Risk Role of Management [Text Block]	Barclays' Chief Security Office and Chief
Information Security Office exist to keep
the bank, its customers, clients, and
colleagues safe and secure, and to support
the resilience of our operations. They
support Barclays' ability to operate in a
protected and secure environment, and
actively promote a culture of security as
everyone's responsibility.
The Group Chief Security Officer and
Group Chief Information Security Officer
(CISO) head Barclays' Chief Security Office
and Chief Information Security Office,
respectively.  The Group Chief Security
Office is responsible for physical security,
threat intelligence, crisis management, and
investigations and liaising with law
enforcement, among other areas.
Barclays' Group Chief Security Officer
combines 10 years of law enforcement
experience with over 20 years of
experience in senior leadership roles
managing security at global financial
institutions, and is supported by a
leadership team with expertise in threat
intelligence, investigations, security
transformation, and crisis management, as
well as other teams of subject matter
experts and analysts.
In 2024, Barclays’ Group CISO was
elevated to report directly to the Group
Chief Information Officer (a member of the
Group Executive Committee), to leverage
the strategic and operational benefits of
aligning cybersecurity and technology. The
Group Chief Information Officer reports to
the Chief Operating Officer, and also sits
on the Group Executive Committee.
Barclays’ Group CISO is responsible for
assessing and managing Barclays’ material
risks from cybersecurity threats. The
Group CISO is responsible for areas that,
among others, include cybersecurity
operations; internal penetration testing;
third-party security management;
cryptography; vulnerability management;
governance, risk, and compliance; cyber
threat intelligence; and identity access
management. The Group CISO has more
than 20 years of experience managing
cybersecurity for global financial
institutions, including responsibility for
cybersecurity fusion centres, cyber
intelligence, security engineering and
architecture, security operations, and
network services. The Group CISO is
supported by a team of CISOs for
individual business units and jurisdictions.
Chief Information Security Office leaders
manage Barclays’ cybersecurity activities
and are accountable for the day-to-day
monitoring of residual risk, identification of
gaps, oversight of remedial actions and
implementation of strategy. The Group
CISO and supporting leadership team
collectively have advanced degrees and
senior level experience managing
cybersecurity risks in a variety of sectors,
including those that represent critical
national infrastructure, such as
telecommunications and financial
institutions. They are supported by teams
of subject matter experts and analysts in a
variety of specialisations, such as
penetration testing, cyber-forensic
investigations, security engineering, and
vulnerability management.
Supporting the delivery of Barclays’ cyber
and information security strategy are
multiple management committees,
forums, and councils, including Cyber
Control Councils for each of the 11
Standards supporting the Group
Information and Cybersecurity Policy.
These Cyber Control Standards Councils
feed into the Cybersecurity Horizontal
Controls Forum, the Group Controls
Committee, the Group Risk Committee,
and ultimately the Board Risk Committee.
In addition, the Group COO holds
standalone business reviews that include
management updates on the status of
cybersecurity across the Group, and a
standalone COO Controls Forum that also
escalates to the Group Controls
Committee. Barclays’ Operational Risk and
Internal Audit functions provide
independent views of cyber risk
management from second and third line of
defence perspectives.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Barclays’ Group CISO is responsible for
assessing and managing Barclays’ material
risks from cybersecurity threats. The
Group CISO is responsible for areas that,
among others, include cybersecurity
operations; internal penetration testing;
third-party security management;
cryptography; vulnerability management;
governance, risk, and compliance; cyber
threat intelligence; and identity access
management. The Group CISO has more
than 20 years of experience managing
cybersecurity for global financial
institutions, including responsibility for
cybersecurity fusion centres, cyber
intelligence, security engineering and
architecture, security operations, and
network services. The Group CISO is
supported by a team of CISOs for
individual business units and jurisdictions.
Chief Information Security Office leaders
manage Barclays’ cybersecurity activities
and are accountable for the day-to-day
monitoring of residual risk, identification of
gaps, oversight of remedial actions and
implementation of strategy. The Group
CISO and supporting leadership team
collectively have advanced degrees and
senior level experience managing
cybersecurity risks in a variety of sectors,
including those that represent critical
national infrastructure, such as
telecommunications and financial
institutions. They are supported by teams
of subject matter experts and analysts in a
variety of specialisations, such as
penetration testing, cyber-forensic
investigations, security engineering, and
vulnerability management.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Barclays' Group Chief Security Officer
combines 10 years of law enforcement
experience with over 20 years of
experience in senior leadership roles
managing security at global financial
institutions, and is supported by a
leadership team with expertise in threat
intelligence, investigations, security
transformation, and crisis management, as
well as other teams of subject matter
experts and analysts.
The Group CISO has more
than 20 years of experience managing
cybersecurity for global financial
institutions, including responsibility for
cybersecurity fusion centres, cyber
intelligence, security engineering and
architecture, security operations, and
network services. The Group CISO is
supported by a team of CISOs for
individual business units and jurisdictions.
Chief Information Security Office leaders
manage Barclays’ cybersecurity activities
and are accountable for the day-to-day
monitoring of residual risk, identification of
gaps, oversight of remedial actions and
implementation of strategy. The Group
CISO and supporting leadership team
collectively have advanced degrees and
senior level experience managing
cybersecurity risks in a variety of sectors,
including those that represent critical
national infrastructure, such as
telecommunications and financial
institutions. They are supported by teams
of subject matter experts and analysts in a
variety of specialisations, such as
penetration testing, cyber-forensic
investigations, security engineering, and
vulnerability management.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The
Group CISO is responsible for areas that,
among others, include cybersecurity
operations; internal penetration testing;
third-party security management;
cryptography; vulnerability management;
governance, risk, and compliance; cyber
threat intelligence; and identity access
management. The Group CISO has more
than 20 years of experience managing
cybersecurity for global financial
institutions, including responsibility for
cybersecurity fusion centres, cyber
intelligence, security engineering and
architecture, security operations, and
network services. The Group CISO is
supported by a team of CISOs for
individual business units and jurisdictions.
Chief Information Security Office leaders
manage Barclays’ cybersecurity activities
and are accountable for the day-to-day
monitoring of residual risk, identification of
gaps, oversight of remedial actions and
implementation of strategy. The Group
CISO and supporting leadership team
collectively have advanced degrees and
senior level experience managing
cybersecurity risks in a variety of sectors,
including those that represent critical
national infrastructure, such as
telecommunications and financial
institutions. They are supported by teams
of subject matter experts and analysts in a
variety of specialisations, such as
penetration testing, cyber-forensic
investigations, security engineering, and
vulnerability management.
Supporting the delivery of Barclays’ cyber
and information security strategy are
multiple management committees,
forums, and councils, including Cyber
Control Councils for each of the 11
Standards supporting the Group
Information and Cybersecurity Policy.
These Cyber Control Standards Councils
feed into the Cybersecurity Horizontal
Controls Forum, the Group Controls
Committee, the Group Risk Committee,
and ultimately the Board Risk Committee.
In addition, the Group COO holds
standalone business reviews that include
management updates on the status of
cybersecurity across the Group, and a
standalone COO Controls Forum that also
escalates to the Group Controls
Committee. Barclays’ Operational Risk and
Internal Audit functions provide
independent views of cyber risk
management from second and third line of
defence perspectives.
Barclays assesses its cybersecurity
activities against the industry-recognised
National Institute of Standards and
Technology (NIST) Cybersecurity
Framework. Under Barclays' Enterprise
Risk Management Framework, there is an
Information and Cyber Security Policy
supported by 11 Standards which define
the minimum requirements for
cybersecurity matters across the Barclays
Group.
The Policy leverages key risk indicators
defined in the Standards to integrate
cybersecurity risk management into the
Group’s Enterprise Risk Management
Framework. The Standards cover the
following topics: Cryptography, Network
Security, Security Configuration, Data Loss
Prevention, Vulnerability Management,
Data Security, Incident Response & Threat
Intelligence, Threat Management,
Governance, Identity & Access
Management, and Application Security.
The Group CISO approves and is
accountable for the Information and Cyber
Security Policy and associated Standards.
As part of our programme, we periodically
assess our performance against these
Standards and identify areas for
improvement and remediation.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true